Goodwill - Additional Information (Details)	12 Months Ended
Dec. 31, 2020
Core Technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets weighted-average remaining useful lives	3 years 4 months 24 days
Trademarks and Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets weighted-average remaining useful lives	2 years 2 months 12 days